Details of Significant Accounts (Details) - Schedule of Disaggregation of Revenue from Contracts with Customers - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	$ 16,226	$ 15,262
Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	16,226	15,262
Mainland China [Member] | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	4,433	6,796
Mainland China [Member] | Optical filter [Member] | Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	4,433	6,796
Mainland China [Member] | Optical filter module [Member] | Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	4,486	1,575
Mainland China [Member] | Optical filter module [Member] | Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	4,486	1,575
TAIWAN | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	241	491
TAIWAN | Optical filter [Member] | Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	241	491
TAIWAN | Others- QLED [Member] | Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	718	746
TAIWAN | Others- QLED [Member] | Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	718	746
GERMANY | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	5,620	4,405
GERMANY | Optical filter [Member] | Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	5,620	4,405
Others [Member] | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	728	1,249
Others [Member] | Optical filter [Member] | Timing of revenue recognition At a point in time [Member]
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	$ 728	$ 1,249